Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Operating revenue	$ 17,563,985	$ 23,777,952
Cost of revenue	(11,933,181)	(20,855,842)
Gross profit	5,630,804	2,922,110
Operating expenses
Selling expenses	(1,240,422)	(1,167,991)
Administrative expenses	(2,608,919)	(1,822,574)
Research and development expenses	(677,390)	(737,363)
Expected credit reversal gains (losses)	8,365	(81,842)
Operating expenses	(4,518,366)	(3,809,770)
Net operating income (loss)	1,112,438	(887,660)
Non-operating income and expenses
Other gains (losses), net	207,568	909,346
Finance costs	(402,931)	(808,681)
Interest income	264,610	336,375
Gain on disposal of investment		1,122,946
Foreign exchange (losses) gains	(71,960)	363,269
Non-operating (expenses) and income	(2,713)	1,923,255
Profit before tax	1,109,725	1,035,595
Income tax (expense) benefit	(5,512)	383,048
Net profit after tax	1,104,213	1,418,643
Components of other comprehensive income
Unrealized (losses) or gains from financial assets measured at fair value through other comprehensive income	(1,458)	833,587
Foreign currency translation adjustment	(87,452)	(74,641)
Total comprehensive income	$ 1,015,303	$ 2,177,589
Earnings per share, Basic	$ 0.07	$ 0.09
Earnings per share, Diluted	$ 0.07	$ 0.09